Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 13,347	$ 37,336
Accounts receivable	6,137	5,761
Other receivable	50,778	4,839
Inventory	5,866	4,051
Total current assets	76,128	51,987
Property and equipment, net	6,320	8,480
Other Assets	2,745	2,635
Total assets	85,193	63,102
Current liabilities:
Accounts payable	54,903	64,762
Accrued liabilities	130,780	148,519
Total current liabilities	185,683	213,281
Notes payable	12,171	12,171
Convertible Notes	10,000	10,000
Total liabilities	207,854	235,452
Commitments and contingencies
Stockholders' Equity:
Common stock, $0.001 par value, 200,000,000 shares authorized; and 169,683,651 and 154,832,335 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	169,683	154,832
Additional paid-in capital	12,469,105	8,612,683
Retained earnings deficit	(12,748,823)	(8,916,893)
Total Kisses From Italy Stockholders' Equity (Deficit)	(109,895)	(149,298)
Non-controlling interest	(12,766)	(23,052)
Total stockholders' equity	(122,661)	(172,350)
Total liabilities and equity	85,193	63,102
Series A Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	0	0
Series C Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock, Value, Issued	$ 140	$ 80